Cover	Aug. 05, 2020
Cover [Abstract]
Entity Central Index Key	0001200375
Document Type	8-K/A
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	Codexis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34705
Entity Tax Identification Number	71-0872999
Entity Address, City or Town	Redwood City
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	421-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CDXS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	In accordance with Instruction No. 2 to Item 5.02 of Form 8-K, this Current Report on Form 8-K/A (the “Amendment Filing”) updates the disclosures made in the Current Report on Form 8-K filed by Codexis, Inc. (the “Company”) on August 5, 2020 (the “Original Filing”) as set forth below. Except as expressly set forth herein, this Amendment Filing does not amend, modify or update the disclosures contained in the Original Filing.
Entity Address, Address Line One	200 Penobscot Drive
Entity Address, State or Province	CA